Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 13, 2018
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Apr. 13, 2018
Document Effective Date	Apr. 13, 2018
Prospectus Date	Oct. 06, 2017
Change Finance U.S. Large Cap Fossil Fuel Free ETF | Change Finance U.S. Large Cap Fossil Fuel Free ETF
Prospectus:
Trading Symbol	CHGX